Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 28, 2014
Registrant Name	dei_EntityRegistrantName	FactorShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2014
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF (“Pure Junior Silver ETF” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period November 27, 2012 through September 30, 2013, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 10,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 859
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Factor Advisors, LLC (the “Adviser”) will use a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index .

The Underlying Index tracks the performance of small-capitalization companies actively engaged in some aspect of the silver industry, including companies that mine, explore or refine silver. “Junior” is a common term used in Canada in reference to small capitalization exploration companies that generally have no mining operations. As of December 23, 2013, the Underlying Index had 24 constituents, 22 of which were foreign companies.  The three largest stocks were Silvercorp Metals Inc., Endeavour Silver Corp., and Fortuna Silver Mines Inc. As of December 23, 2013, the largest-weighted constituent security in the Underlying Index represented 12.29% of the Index. The Fund’s investment objective and Underlying Index may be changed without shareholder approval. Shareholders will be given 60 days’ prior notice of any such change.

The Underlying Index is sponsored by an organization (the “Index Provider”) that is independent of the Fund and the Adviser. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund’s Index Provider is International Securities Exchange, LLC (“ISE”).

The Fund will invest at least 80% of its total assets in the component securities of the Underlying Index and in American Depositary Receipts and Global Depositary Receipts based on the component securities in the Underlying Index. The Fund may invest up to 20% of its total assets in securities that are not in the Fund’s Underlying Index to the extent that the Adviser believes such investments should help the Fund’s overall portfolio track the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Underlying Index is concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investment Risk: Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

Emerging Markets Securities Risk: The Fund’s investments may expose the Fund’s portfolio to the risks of investing in emerging markets. Investments in emerging markets are subject to greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect the Fund.

Canada-Specific Risk: Because investments in the Silver Exploration & Production sub-industry may be geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.

Silver Exploration and Production Industry Concentration Risk. The Fund concentrates its assets in an industry or group of related industries to the extent that the Underlying Index is so concentrated. Because the Underlying Index is expected to concentrate in the Silver Exploration & Production sub-industry of the Metals & Mining industry (in the Natural Resources/Minerals sector), the Fund’s assets will be concentrated in, and will be more affected by the performance of, that sub-industry than a fund that is more diversified. The profitability of companies in the Silver Exploration & Production sub-industry is related to, among other things, the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property, repatriation of capital, military coups, social unrest). The price of the equity securities of silver mining companies and silver may not always be closely correlated. Investing in a silver company involves certain risks unrelated to an investment in silver as a commodity, including production costs, operational and managerial risk, and the possibility that the company will take measures to hedge or minimize its exposure to the volatility of the market price of silver.

Market Risk: The values of equity securities in the Underlying Index could decline generally or could underperform other investments.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in shares inadvisable. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the NYSE Arca. It cannot be predicted whether Fund shares will trade below, at or above their NAV.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Small-Capitalization Risk: The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the "Code"). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Underlying Index in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Underlying Index and the Fund’s efforts to replicate the Underlying Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one year and since inception compare with those of the Underlying Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.PureETFs.com or by calling the Fund toll-free at (877) 756-PURE.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	Performance information is also available by calling the Fund toll-free at (877) 756-PURE.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance information is also available on the Fund’s website at www.PureETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31
Annual Return 2013	rr_AnnualReturn2013	(53.06%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.45% (quarter ended September 30, 2013) and the Fund’s lowest return for a calendar quarter was -42.17% (quarter ended June 30, 2013).

Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.45%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.17%)
Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns
(for the period ended December 31, 2013)

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption of Fund shares.

Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(53.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(50.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2012
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF | Return after taxes on distributions
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(53.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(50.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2012
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF | Return after taxes on distributions and sale of Fund shares
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(30.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(37.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2012
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF | S&P 500 Index
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	31.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2012
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF | ISE Junior Silver
[RiskReturnAbstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(53.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(49.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2012